Servicing - Additional Information (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) Loan	Dec. 31, 2018 USD ($) Loan
Accounts Notes And Loans Receivable [Line Items]
Unpaid principal balance of mortgage and other loans	$ 11,800,000	$ 11,900,000
Capitalized servicing rights	$ 19,000	$ 16,000
Residential Mortgage Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Number of loans | Loan	195	206